                                                 OPPENHEIMER SENIOR FLOATING RATE FUND
                                                 Supplement dated June 26, 2002 to the
                                                  Prospectus dated November 28, 2001

Effective August 1, 2002, the Prospectus is changed as follows:

1.       The first sentence of the third paragraph in the section captioned: "What does the Fund Invest In?" on page 6 is deleted and replaced as follows:

         The Fund will principally invest in debt obligations, including Senior Loans, that are rated "B" or higher by one or more of the ratings organizations or, if unrated, determined by the Manager to be of comparable quality, although, the Fund can invest up to 15% of its net assets in investments rated below "B."

2.       The following new sentence is added to the end of the second paragraph in the section captioned: "Special Risks of
          Lower-Grade Securities" on page 14:

         Additionally, the Fund can invest up to 15% of the Fund's net assets in debt obligations, including Senior Loans, rated below "B" (at the time the Fund buys them) by a rating organization such as Standard & Poor's or Moody's, or, if unrated, determined by the Manager to be of comparable quality. Some of these securities may be in default at the time the Fund buys them which means that the credit risks of these securities is higher.

3.       The following is added as a new bullet in the section captioned: "What are the Fund's Principal Investment Policies" on page
          16:

                                                                                                                                 (over)

         Additionally, the Fund can invest up to 15% of the Fund's net assets in debt obligations, including Senior Loans, rated below "B" (at the time the Fund buys them) by a rating organization such as Standard & Poor's or Moody's, or, if unrated, determined by the Manager to be of comparable quality.

4.       The second, third and fourth sentences of the third paragraph in the section captioned: "Buying Participation Interests" on page 20 are deleted and replaced with the following:

         The Fund will principally invest in loans through the purchase of participation interests that are rated "B" or higher by one or more of the ratings organizations or, if unrated, determined by the Manager to be of comparable quality, although, the Fund can invest up to 15% of its net assets in investments, including participation interests, rated below "B."

5.       The third sentence in the first paragraph in the section captioned "Does the Fund Have Credit Quality Standards for Senior
          Loans?" on page 20 is deleted and replaced with the following:

         The Fund will principally invest in collateralized Senior Loans that are rated "B" or higher or in uncollateralized Senior
         Loans that are rated "B" or higher by one or more of the ratings organizations or, if unrated, determined by the Manager to be of comparable quality, although, the Fund can invest up to 15% of its net assets in investments, including Senior Loans, rated below "B."

6.       The first sentence of the section captioned "Subordinated Debt Obligations" on page 23 is deleted and replaced with the following:

         The Fund can purchase fixed-rate and adjustable rated subordinated debt obligations.  The Fund will principally invest in subordinated debt obligations that are rated "B" or higher by one or more of the ratings organizations or, if unrated, determined by the Manager to be of comparable quality, although, the Fund can invest up to 15% of its net assets in investments, including subordinated debt obligations, rated below "B."

7.       The second to last sentence of the first paragraph of the section captioned "High-Yield, Lower Grade Debt Securities of U.S.
          Issuers" on page 25 is deleted and replaced with the following:

         The Fund will principally invest in investments that are rated "B" or higher by one or more of the ratings organizations or, if unrated, determined by the Manager to be of comparable quality, although, the Fund can invest up to 15% of its net assets in investments rated below "B."

June 26, 2002                                                                                     PS0291.019